CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Product revenues	$ 6,083,850	¥ 39,409,961	¥ 22,685,111	¥ 10,321,836
Other revenues	122,457	793,251	444,202	98,958
Total net revenues	6,206,307	40,203,212	23,129,313	10,420,794
Cost of goods sold (including inventory write-down of RMB205,378, RMB218,108 and RMB293,946 for the years ended December 31, 2013, 2014 and 2015, respectively)	(4,678,552)	(30,306,723)	(17,378,044)	(7,916,298)
Gross profit	1,527,755	9,896,489	5,751,269	2,504,496
Fulfillment expenses (including shipping and handling expenses of RMB721,630, RMB1,174,296 and RMB1,714,606 for the years ended December 31, 2013, 2014 and 2015, respectively) (Note 27(c))	(566,092)	(3,667,031)	(2,268,949)	(1,214,945)
Marketing expenses (Note 27(c))	(322,540)	(2,089,348)	(1,164,149)	(457,562)
Technology and content expenses (Note 27(c))	(166,186)	(1,076,520)	(670,998)	(248,128)
General and administrative expenses (Note 27(c))	(200,913)	(1,301,472)	(967,463)	(306,749)
Total operating expenses	(1,255,731)	(8,134,371)	(5,071,559)	(2,227,384)
Other income (Note 22)	47,614	308,431	153,977	53,486
Income from operations	319,638	2,070,549	833,687	330,598
Other non-operating income | ¥			20,300
Impairment loss of investments	(15,398)	(99,749)	(6,166)
Interest expenses	(13,239)	(85,762)	(75,249)
Interest income	41,250	267,208	288,622	96,220
Exchange gain (loss)	(15,704)	(101,726)	(853)	8,334
Income before income taxes and share of loss of affiliates	316,547	2,050,520	1,060,341	435,152
Income tax expense (Note 23)	(70,664)	(457,745)	(245,032)	(113,932)
Share of loss of affiliates	(12,977)	(84,063)	(62,716)	0
Net income	232,906	1,508,712	752,593	321,220
Net loss attributable to noncontrolling interests	(12,497)	(80,953)	(88,693)
Net income attributable to Vipshop Holdings Limited's shareholders	245,403	1,589,665	841,286	321,220
Net earnings per Class A and Class B ordinary share (Note 24)
Net income	232,906	1,508,712	752,593	321,220
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	(8,591)	(55,653)	(1,709)	(13,767)
Unrealized loss of available-for-sales securities	(1,201)	(7,783)
Comprehensive income	223,114	1,445,276	750,884	307,453
Less: Comprehensive loss attributable to noncontrolling interests	(12,986)	(84,119)	(89,975)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 236,100	¥ 1,529,395	¥ 840,859	¥ 307,453
Class A and Class B ordinary shares
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	115,736,092	115,736,092	113,310,682	108,962,637
- Diluted (in shares)	120,168,063	120,168,063	120,227,584	115,495,173
Net earnings per Class A and Class B ordinary share (Note 24)
- Basic (in dollars per share) | (per share)	$ 2.12	¥ 13.74	¥ 7.42	¥ 2.95
- Diluted (in dollars per share) | (per share)	$ 2.04	¥ 13.23	¥ 7.00	¥ 2.78